Financial Risk Management Objectives and Policies - Summary of Currency Risk Exposure (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	€ 345,918	€ 236,748	€ 218,472	€ 148,519
Currency risk [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	345,900
Currency risk [Member] | Immatics N.V and Immatics GmbH [Member]
Disclosure Of Currency Risk Exposure [Line Items]
Cash and cash equivalents	198,974	76,351
Other financial assets	77,792	268,423
Total assets exposed to the risk	€ 276,766	€ 344,774